COMMITMENTS AND CONTINGENCIES - Operating Leases (Details)						3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 19, 2025 USD ($) ft²	Jul. 31, 2025 ft²	Feb. 28, 2025 ft²	Feb. 01, 2025 USD ($) ft²	Feb. 01, 2023 USD ($) ft²	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($) ft²	Sep. 30, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²		1,000						30,000
Initial term expired period					3 years
Monthly payments of lease	$ 1,489
Area of laboratory space | ft²			1,000		2,500
Area of laboratory space additional portion | ft²				2,000
Total lease rental expenses						$ 74,238	$ 236,025	$ 622,457	$ 670,180
Area of new leased office space | ft²	175
Leased office space for corporate headquarters
COMMITMENTS AND CONTINGENCIES
Monthly payments of lease				$ 52,440	$ 48,861
Laboratory Space
COMMITMENTS AND CONTINGENCIES
Lessee operating lease term of contract					1 year
Monthly payments				$ 4,346
Letter of credit
COMMITMENTS AND CONTINGENCIES
Letter of credit amount					$ 750,000